Accounts Receivable, Net	12 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Accounts Receivable, Net

Note 7 — Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of September 30,
	2015	2014
Accounts receivable — billed	$668,424	$617,712
Accounts receivable — unbilled	80,197	134,523
Less — allowances	(33,837)	(36,398)

Accounts receivable, net	$714,784	$715,837